Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 31, 2019	Nov. 06, 2018	May 31, 2021	Apr. 30, 2021	Apr. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Issued During Period, Shares, New Issues			1,698,088
Shares Issued, Price Per Share			$ 0.000001
Stock Issued During Period, Value, New Issues			$ 50,000,000.0
Dividends, Preferred Stock						$ 0	$ 0	$ 0
Series A Redeemable convertible preferred stock [Member]
Preferred Stock, Convertible, Conversion Price						$ 0.8340	$ 0.8340
Series B Redeemable convertible preferred stock [Member]
Preferred Stock, Convertible, Conversion Price						2.2513	$ 2.2513
Series C Redeemable convertible preferred stock [Member]
Proceeds from Issuance of Common Stock							$ 100,000,000
Preferred Stock, Convertible, Conversion Price						2.8652	$ 2.8652
Series C plus redeemable convertible preferred stock [Member]
Stock Issued During Period, Shares, New Issues	232,582	5,970,763
Shares Issued, Price Per Share		$ 0.000001
Share Price		$ 4.8361
Stock Issued During Period, Value, New Issues	$ 1,100,000	$ 28,900,000
Preferred Stock, Convertible, Conversion Price						4.8361	$ 4.8361
Series D Redeemable Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues					4,869,854
Shares Issued, Price Per Share					$ 0.000001
Stock Issued During Period, Value, New Issues					$ 138,500,000
Preferred Stock, Convertible, Conversion Price						28.4413
Series D Redeemable Convertible Preferred Stock [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues				4,869,854
Shares Issued, Price Per Share				$ 0.000001
Stock Issued During Period, Value, New Issues				$ 138,500,000
Series D Plus Redeemable Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			1,698,088
Shares Issued, Price Per Share			$ 0.000001
Stock Issued During Period, Value, New Issues			$ 50,000,000.0
Preferred Stock, Convertible, Conversion Price						$ 29.4449
Series D Plus Redeemable Convertible Preferred Stock [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues			1,698,088
Shares Issued, Price Per Share			$ 0.000001
Stock Issued During Period, Value, New Issues			$ 50,000,000.0
Series D And SeriesD plus Redeemable convertible preferred stock [Member]
Proceeds from Issuance of Common Stock						$ 100,000,000
Redeemable Convertible Preferred Stock [Member]
Percentage of conversion from the holders of the redeemable convertible preferred stock an as-converted basis							66.00%